SEC FILE NUMBER

CUSIP NUMBER

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):         Form 10-K       Form 20-F       Form 11-K       Form 10-Q
  Form 10-D     x  Form N-CEN       Form N-CSR

   For Period Ended: December 31, 2024

     Transition Report on Form 10-K

     Transition Report on Form 20-F

     Transition Report on Form 11-K

     Transition Report on Form 10-Q

     Transition Report on Form N-CEN

   For the Transition Period Ended: ______________________________

Read Instructions (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION
Full Name of Registrant
Midland National Life Separate Account C
Address of Principal Executive Office (Street and Number)
8300 Mills Civic Parkway
City, State and Zip Code
West Des Moines, IA 50266
________________________________________

PART II - RULES 12B-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

x      (a)   The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.

   (b)   The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR, Form N-CSR or Form N-CEN, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due dated; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

   (c)   The accountant's statement or other exhibit required by Rule 12b-25 (c) has been attached if applicable.

SEC 1344 (04-09)   Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART III - NARRATIVE
State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, N-CEN or the transition report or portion thereof, could not be filed within the prescribed time period.
The Registrant is unable to complete and file its Form N-CEN relating to the December 31, 2024 fiscal year in the prescribed period of time without unreasonable effort or expense because the Registrant recently experienced a significant change in compliance leadership and turnover in key staff, with the sudden departure of its chief compliance officer and the employee responsible for prior year filings, and subsequent adjustments made as a result to the Registrant's compliance personnel structure.  The Registrant required more time than originally anticipated to get the necessary technical capabilities and operational knowledge in place, while also rebuilding staffing capacity to sufficient levels.  The Registrant currently expects to file its Form N-CEN on or before the 15th calendar day following the prescribed due date.
(Attach extra Sheets if Needed)

PART IV - OTHER INFORMATION

(1)          Name and telephone number of person to contact in regard to this notification

      Nicole Nayima          515          221-4759
      (Name)      (Area Code)      (Telephone Number)

(2)      Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).     Yes  x    No

(3)      Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof ?    Yes      No  x

      If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Midland National Life Separate Account C
(Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

________________________________________

   Date: March 17, 2025      By:       /s/ Nicole Nayima
            Nicole Nayima, CCO
INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.